Goodwill, Intangible Assets and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Acquisitions, Goodwill and Intangible Assets
Schedule of the changes in the Group's goodwill by segment

	Advertising &	Value-added
	Marketing	services	Total

	(In US$ thousands)
Balance as of December 31, 2018	29,346	—	29,346
Currency translation adjustment	(357)	—	(357)
Balance as of December 31, 2019	28,989	—	28,989
Acquisition of JM Tech	—	30,075	30,075
Currency translation adjustment	1,910	738	2,648
Balance as of December 31, 2020	30,899	30,813	61,712
Acquisition of the company operating Wuta application	51,034	—	51,034
Acquisition of an E-sports team	—	14,745	14,745
Currency translation adjustment	1,813	1,101	2,914
Balance as of December 31, 2021	83,746	46,659	130,405

Table summarizes the Group's intangible assets arising from acquisitions

	As of December 31, 2020			As of December 31, 2021
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In US$ thousands)			(In US$ thousands)
Game related	127,238	(2,199)	125,039	150,371	(16,649)	133,722
Technology	9,544	(4,417)	5,127	10,172	(5,494)	4,678
Trademark and Domain name	12,788	(1,542)	11,246	20,078	(4,458)	15,620
Supplier-relationship	10,253	(4,689)	5,564	10,538	(6,961)	3,577
Others	2,449	(2,449)	—	13,924	(4,591)	9,333
Total	162,272	(15,296)	146,976	205,083	(38,153)	166,930

Schedule of estimated amortization expenses

Year Ended December 31,	(In US$ thousands)
2022	24,662
2023	23,150
2024	21,456
2025	17,620
2026 and thereafter	80,042
Total expected amortization expense	166,930

JM Tech
Acquisitions, Goodwill and Intangible Assets
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of October 31, 2020
(In US$ thousands)
Consideration	218,590
Redeemable non-controlling interest (Note 17)	55,192
Non-controlling interest	16,133
Total	289,915

Short-term investments acquired	155,205
Other assets acquired	26,087
Identifiable intangible assets acquired	124,196
Goodwill	30,075
Liabilities assumed	(45,648)
Total	289,915

A mobile app company
Acquisitions, Goodwill and Intangible Assets
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of May 1, 2021
(In US$ thousands)
Consideration	39,540
Fair value of previously held equity interest	26,875
Non-controlling interest	10,811
Total	77,226

Cash and short-term investments acquired	5,786
Other assets acquired	6,801
Identifiable intangible assets acquired	16,495
Goodwill	51,034
Liabilities assumed	(2,890)
Total	77,226

An E-sports team
Acquisitions, Goodwill and Intangible Assets
Schedule of consideration of acquisition was allocated based on their fair value of the assets acquired and the liabilities assumed

As of August 1, 2021
(In US$ thousands)
Consideration	30,953

Identifiable intangible assets acquired	19,274
Goodwill	14,745
Liabilities assumed	(3,066)
Total	30,953